Provisions - Summary of Current and Non Current Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of total provisions [line items]
Non-Current	₨ 26,663	$ 354	₨ 24,513
Current	2,471	33	2,642
Total	29,134	387	27,155
Employee benefits provision [member]
Disclosure of total provisions [line items]
Non-Current	91	1	104
Current	1,742	23	1,998
Total	1,833	24	2,102
Provision for restoration, rehabilitation and environmental costs [member]
Disclosure of total provisions [line items]
Non-Current	26,572	353	24,409
Current	188	3	123
Total	26,760	356	24,532	$ 325	₨ 21,974
Miscellaneous other provisions [member]
Disclosure of total provisions [line items]
Current	541	7	521
Total	₨ 541	$ 7	₨ 521	$ 7	₨ 509